IFRS 7 - Disclosure - Market Risk - Sensitivity of After-tax Economic Value at Risk by Currency (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2020	Oct. 31, 2019
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	$ (2,021)	$ (1,832)
NII Sensitivity	909	890
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	803	618
NII Sensitivity	(1,282)	$ (1,231)
Canadian Retail [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	(259)
NII Sensitivity	490
Canadian Retail [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	118
NII Sensitivity	(604)
U.S. Retail [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	(1,762)
NII Sensitivity	419
U.S. Retail [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	685
NII Sensitivity	$ (678)